TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER RECEIVABLES.
TRADE AND OTHER RECEIVABLES

NOTE 12 — TRADE AND OTHER RECEIVABLES

	2017	2016
Year ended 31 December	US$’000	US$’000
Oil, natural gas and NGL sales	2,604	8,201
Joint interest billing receivables	930	1,545
Commodity hedge contract receivables	—	37
Other	432	3
Total trade and other receivables	3,966	9,786

Due to the short-term nature of trade and other receivables, their carrying amounts are assumed to approximate fair value. No material receivables were outside of normal trading terms as at 31 December 2017 and 2016.